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MDP LOW VOLATILITY FUND
SUMMARY SECTION
Investment Objective
The MDP Low Volatility Fund (the “Fund”) seeks to provide capital appreciation and mitigate volatility by combining index investments and index options to capture long-term, risk-adjusted returns.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - MDP LOW VOLATILITY FUND - USD ($)	MDP LOW VOLATILITY FUND Class A Shares	MDP LOW VOLATILITY FUND Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.25%	none
Maximum Deferred Sales Charge (load) (as a % of amount being redeemed)	none	none
Maximum Sales Charge (load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none
Fee for Redemptions Paid by Wire	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MDP LOW VOLATILITY FUND		MDP LOW VOLATILITY FUND Class A Shares [1]	MDP LOW VOLATILITY FUND Class I Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees		0.25%	none
Total Other Expenses		54.02%	54.02%
Acquired Fund Fees and Expenses		0.09%	0.09%
Total Annual Fund Operating Expenses		54.96%	54.71%
Fee Waiver/Expense Reimbursement		(53.19%)	(53.19%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.77%	1.52%
[1]	Expenses for Class A Shares are estimated because Class A Shares have not yet been issued and are not currently available for sale.
[2]	”Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement” reflects that, as of the date of this Prospectus, Millbank Dartmoor Portsmouth LLC, the Fund’s investment adviser (the “Adviser) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2024, so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date the particular expense payment occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

Expense Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - MDP LOW VOLATILITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MDP LOW VOLATILITY FUND Class A Shares	695	6,746	8,261	8,752
MDP LOW VOLATILITY FUND Class I Shares	155	6,548	8,165	8,695

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the fiscal period from March 31, 2022 (commencement of operations) to January 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund uses a variety of options strategies to obtain exposure to the S&P 500 Index, its primary benchmark, or other broad-based equity market indices through investments in a variety of financial instruments, including but not limited to index derivatives, options, exchange-traded funds (“ETFs”), and futures and forward contracts.

These option strategies are:

1. Buying puts. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at the expiration date of the option, regardless of the market price of the security.

2. Buying a put spread. A put spread is achieved by purchasing put options at a specific strike price while also selling the same number of puts at a lower strike price. The maximum profit to be gained using this strategy is equal to the difference between the two strike prices, minus the net cost of the options.

3. A put spread collar. A put spread collar is achieved by purchasing a put spread (see No. 2 above) and then selling a fully covered call option to help offset the premium spent to buy the put spread. It is designed to protect an investor who is long the underlying asset from a falling stock price.

4. A collar strategy. A collar is a type of options trading strategy which consists of selling an out of the money call option and buying an out of the money put spread option (see No. 1 above). It is designed to protect an investor who is long the underlying asset from a falling stock price.

The Adviser determines which of these strategies to employ by analyzing the current levels of market volatility as expressed by the VIX and Skew. The “VIX” is the Chicago Board of Options Exchange Volatility Index. The VIX Index is a financial benchmark designed to be an up-to-the-minute market estimate of the expected volatility of the S&P 500 Index and is calculated by using the midpoint of the real-time S&P 500 Index (SPX) option bid/ask quotes. The “Skew” is maintained by Credit Suisse and published daily under the name “Credit Suisse Fear Barometer.” The Skew measures the difference in implied volatility between out-of-the-money options and in-the-money options. Option market skew is the difference in price between a call option and a put option that are equidistant from the stock price. Skew is used to help the Adviser determine the most historically efficient way of effecting a hedge on the Fund’s portfolio.

Principal Risks
Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

MDP LOW VOLATILITY FUND | All Risk [Member]

The Fund’s performance depends in part on the performance of the broader U.S. equity markets, as represented by the S&P 500 Index, and the Adviser’s evaluation of those developments. The Fund’s use of derivative instruments is in combinations designed to reduce overall volatility. The markets’ behavior can be difficult to predict, particularly in the short term.

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider the following risks before investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Management and Strategy Risk. Fund performance is dependent upon the success of the Adviser in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser in implementing the Fund’s investment strategies. The Adviser’s assessment of market conditions, including the Adviser’s assessment of market volatility, could significantly affect the Fund’s performance.

Lack of Experience of the Adviser. The Adviser has no prior experience as an investment adviser to a mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

ETFs. When the Fund invests in an ETF (Underlying Funds), the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds).

Derivatives Risk. Derivatives, such as options, futures and forwards, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. These practices may not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance.

Futures Contract Risk: The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities or securities, or the cash value of commodities, securities or a securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. Heightened market volatility may result in more losses than times when the market is less volatile. It is also possible that in market conditions where market volatility rises, the price of options could rise, which, in turn, could have a detrimental effect on the Fund’s performance.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing call and put option spreads on underlying instruments, the Fund’s returns over each will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund may incur losses. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated.

Put Options Risk. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.

Call Options Risk. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Volatility and Liquidity Risk. Volatility produces various adverse effects. In general, volatility has a tendency to discourage the participation of small investors and reduce the participation of some professionals in the financial market. This lack of participation, in turn, may tend to reduce liquidity, the ability to enter into transactions at a price close to that of the previous transaction. A consequence of illiquidity is that market-makers and specialists tend to increase the spread between the price they are willing to pay for a security (the bid) and the price at which they are willing to sell a security (the offer). For these reasons, illiquid markets and/or securities may be more difficult to trade and may possess greater risk, including the risk that the value of an option will fall in value if trading in the option is limited or absent. Although volatility provides the opportunity for significant profits it can also result in equally significant losses.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity.